STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 03, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses	$ 3,810	$ 9,026
Granted in period (in shares) | shares	9,541,714	3,848,401
Weighted average grant date fair value of stock options (in dollars per share) | $ / shares	$ 5.31	$ 1.00
Fair value of vested stock options	$ 1,852
Unrecognized compensation costs	$ 28,894
Conversion ratio	1.47
Outstanding common stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period	$ 30,205	$ 2,605
Unrecognized compensation costs, period of recognition	3 years 4 months 24 days
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant (in shares) | shares			16,727,451
2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant (in shares) | shares			32,000,000
Percentage of outstanding stock maximum	5.00%